Trade and Other Payables (Details) - Schedule of trade accounts payable - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of trade accounts payable [Abstract]
Trade accounts payable	$ 3,192	$ 2,903
Accruals for invoices to be received	4,263	2,417
Total trade accounts payable	$ 7,455	$ 5,320